CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 9	$ 1,162	$ 115	$ 4,714		$ 255	$ 471
Cost of revenues	475		679			2,449	2,532
Gross margin	(466)	(2,240)	(564)	(2,804)		(2,194)	(2,061)
Operating expenses
General and administrative	3,911	3,211	3,211	6,422	$ 9,961	13,524	15,065
Bad debt expense related to termination of managed service agreements						4,358	1,370
Depreciation and amortization			2			6	9
Goodwill impairment charge							3,423
Intangibles impairment charge							117
Total operating expenses	3,730	3,461	3,213	6,674	10,051	17,888	19,984
Loss from operations	(4,196)	(5,701)	(3,777)	(9,478)	(12,204)	(20,082)	(22,045)
Other income (expenses)
Income from equity method investments			25			43	39
Gain on Paycheck Protection Program loan forgiveness	181						1,665
Interest income						11
Interest expense	(527)		(501)			(2,031)	(1,639)
Other income (expense), net	156		58			557
Accretion expense (Note 9)	(102)		(170)			(681)	(681)
Total other income (expense), net	(473)		(588)			(2,101)	(616)
Loss from continuing operations before income taxes	(4,669)	(6,044)	(4,365)	(10,409)	(13,848)	(22,183)	(22,661)
Income tax benefit (expense) on continuing operations		8	796	804	(788)	736	(202)
Loss from continuing operations	(4,669)		(3,569)		(13,060)	(21,447)	(22,863)
Loss from discontinued operations, net of tax	908		425		(3,575)	(4,631)	(7,249)
Net loss	$ (3,761)	$ (6,052)	$ (3,144)	$ (9,196)	$ (16,635)	$ (26,078)	$ (30,112)
Loss per share
Loss from continuing operations, basic	$ (0.67)		$ (3.38)			$ (5.01)	$ (30.42)
Loss from continuing operations, diluted	(0.67)		(3.38)			(5.01)	(30.42)
Discontinued operations, basic and diluted
Loss from discontinued operations, basic	0.13		0.40			(1.08)	(9.64)
Loss from discontinued operations, diluted	0.13		0.40			(1.08)	(9.64)
Loss per share, basic	(0.54)	$ (1.87)	(2.98)	$ (4.69)	$ (4.78)	(6.10)	(40.06)
Loss per share, diluted	$ (0.54)	$ (1.87)	$ (2.98)	$ (4.69)	$ (4.78)	$ (6.10)	$ (40.06)
Weighted average number of shares used in per share calculation - basic	6,999,879	3,232,345	1,054,933	2,149,777	3,480,014	4,276,820	751,659
Weighted average number of shares used in per share calculation - diluted	6,999,879	3,232,345	1,054,933	2,149,777	3,480,014	4,276,820	751,659
Professional services
Revenue		$ 458		$ 2,332